                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-10609

                               Small-Cap Portfolio
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

SMALL-CAP PORTFOLIO as of September 30, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.0%

SECURITY                                                    SHARES           VALUE
--------------------------------------------------------------------------------------
ADVERTISING -- 1.7%

Grey Global Group, Inc.                                           330     $    251,163
--------------------------------------------------------------------------------------
                                                                          $    251,163
--------------------------------------------------------------------------------------

AIR FREIGHT -- 2.6%

Forward Air Corp.(1)                                           13,750     $    380,188
--------------------------------------------------------------------------------------
                                                                          $    380,188
--------------------------------------------------------------------------------------

AIRLINES -- 1.3%

SkyWest, Inc.                                                  10,500     $    181,860
--------------------------------------------------------------------------------------
                                                                          $    181,860
--------------------------------------------------------------------------------------

APPLICATIONS SOFTWARE -- 10.9%

ANSYS, Inc.(1)                                                  5,100     $    181,254
Fair Isaac Corp.                                                6,275          369,974
Jack Henry & Associates, Inc.                                  16,700          290,413
Kronos, Inc.(1)                                                 2,700          142,857
National Instruments Corp.                                     10,000          402,500
The Reynolds and Reynolds Co., Class A                          6,700          184,585
--------------------------------------------------------------------------------------
                                                                          $  1,571,583
--------------------------------------------------------------------------------------

AUTO AND PARTS -- 1.0%

Gentex Corp.                                                    4,200     $    146,328
--------------------------------------------------------------------------------------
                                                                          $    146,328
--------------------------------------------------------------------------------------

BANKS -- 11.2%

Boston Private Financial Holdings, Inc.                         6,200     $    146,072
Capital City Bank Group, Inc.                                   8,050          307,188
City National Corp.                                             4,400          224,224
Provident Bankshares Corp.                                      6,403          180,885
Seacoast Banking Corp. of Florida                              18,020          313,548
Texas Regional Bancshares, Class A                              7,682          259,575
UCBH Holdings, Inc.                                             6,100          184,403
--------------------------------------------------------------------------------------
                                                                          $  1,615,895
--------------------------------------------------------------------------------------

BROADCAST MEDIA -- 1.3%

Cox Radio, Inc., Class A(1)                                     8,500     $    185,895
--------------------------------------------------------------------------------------
                                                                          $    185,895
--------------------------------------------------------------------------------------

CONSTRUCTION - CEMENT -- 2.6%

Florida Rock Industries, Inc.                                   7,600     $    376,960
--------------------------------------------------------------------------------------
                                                                          $    376,960
--------------------------------------------------------------------------------------

CONSUMER FINANCE -- 2.5%

Financial Federal Corp.(1)                                     11,900     $    363,069
--------------------------------------------------------------------------------------
                                                                          $    363,069
--------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 1.3%

AptarGroup, Inc.                                                5,200     $    190,788
--------------------------------------------------------------------------------------
                                                                          $    190,788
--------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 2.7%

Affiliated Managers Group, Inc.(1)                              6,200     $    389,360
--------------------------------------------------------------------------------------
                                                                          $    389,360
--------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.1%

ALLETE, Inc.                                                   11,200     $    306,656
--------------------------------------------------------------------------------------
                                                                          $    306,656
--------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.2%

Brady Corp., Class A                                            4,100     $    130,421
Genlyte Group Inc., (The)(1)                                    4,200          186,984
--------------------------------------------------------------------------------------
                                                                          $    317,405
--------------------------------------------------------------------------------------

ENGINEERING & CONTRUCTION -- 2.1%

Jacobs Engineering Group, Inc.(1)                               6,600     $    297,660
--------------------------------------------------------------------------------------
                                                                          $    297,660
--------------------------------------------------------------------------------------

FOOD DISTRIBUTORS -- 2.3%

Performance Food Group Co.(1)                                   8,300     $    337,893
--------------------------------------------------------------------------------------
                                                                          $    337,893
--------------------------------------------------------------------------------------

GAS UTILITIES -- 1.0%

Piedmont Natural Gas Co., Inc.                                  3,800     $    148,200
--------------------------------------------------------------------------------------
                                                                          $    148,200
--------------------------------------------------------------------------------------

HEALTH CARE - EQUIPMENT -- 3.7%

Diagnostic Products Corp.                                       6,200     $    225,246
Young Innovations, Inc.                                         9,800          313,698
--------------------------------------------------------------------------------------
                                                                          $    538,944
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                                    SHARES           VALUE
--------------------------------------------------------------------------------------
HEALTH CARE - SUPPLIES -- 1.9%

ICU Medical, Inc.(1)                                           10,350     $    281,623
--------------------------------------------------------------------------------------
                                                                          $    281,623
--------------------------------------------------------------------------------------

HEALTH SERVICES -- 4.4%

CorVel Corp.(1)                                                 6,400     $    227,520
First Health Group Corp.(1)                                     8,500          222,275
Renal Care Group, Inc.(1)                                       5,300          180,995
--------------------------------------------------------------------------------------
                                                                          $    630,790
--------------------------------------------------------------------------------------

HOME FURNISHINGS -- 1.0%

La-Z-Boy, Inc.                                                  6,700     $    148,740
--------------------------------------------------------------------------------------
                                                                          $    148,740
--------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.0%

Church & Dwight Co., Inc.                                       4,300     $    150,457
--------------------------------------------------------------------------------------
                                                                          $    150,457
--------------------------------------------------------------------------------------

HOUSEWARES -- 2.6%

Matthews International Corp.                                   14,200     $    375,022
--------------------------------------------------------------------------------------
                                                                          $    375,022
--------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATE -- 1.0%

Carlisle Companies, Inc.                                        3,400     $    148,308
--------------------------------------------------------------------------------------
                                                                          $    148,308
--------------------------------------------------------------------------------------

INSURANCE - PROPERTY AND CASUALTY -- 3.1%

Midland Co.                                                    13,600     $    289,680
Triad Guaranty, Inc.(1)                                         3,100          152,148
--------------------------------------------------------------------------------------
                                                                          $    441,828
--------------------------------------------------------------------------------------

INSURANCE BROKERS -- 1.8%

Arthur J. Gallagher & Co.                                       5,200     $    147,056
Erie Indemnity Co., Class A                                     2,800          108,920
--------------------------------------------------------------------------------------
                                                                          $    255,976
--------------------------------------------------------------------------------------

IT CONSULTING & SERVICES -- 4.7%

FactSet Research Systems, Inc.                                  7,400     $    328,190
Manhattan Associates, Inc.(1)                                  13,500          349,515
--------------------------------------------------------------------------------------
                                                                          $    677,705
--------------------------------------------------------------------------------------

LEISURE - PRODUCTS -- 1.0%

Polaris Industries, Inc.                                        2,000     $    148,300
--------------------------------------------------------------------------------------
                                                                          $    148,300
--------------------------------------------------------------------------------------

MACHINERY - INDUSTRIAL -- 1.8%

Graco, Inc.                                                     6,750     $    253,462
--------------------------------------------------------------------------------------
                                                                          $    253,462
--------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 0.5%

Mentor Corp.                                                    3,200     $     72,960
--------------------------------------------------------------------------------------
                                                                          $     72,960
--------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 1.0%

Simpson Manufacturing Co., Inc.(1)                              3,600     $    147,204
--------------------------------------------------------------------------------------
                                                                          $    147,204
--------------------------------------------------------------------------------------

MULTI-UTILITIES -- 1.6%

Energen Corp.                                                   6,200     $    224,316
--------------------------------------------------------------------------------------
                                                                          $    224,316
--------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 2.3%

Newfield Exploration Co.(1)                                     8,800     $    339,416
--------------------------------------------------------------------------------------
                                                                          $    339,416
--------------------------------------------------------------------------------------

PACKAGED FOODS -- 0.5%

Tootsie Roll Industries, Inc.                                   2,357     $     73,067
--------------------------------------------------------------------------------------
                                                                          $     73,067
--------------------------------------------------------------------------------------

PAPER PRODUCTS -- 1.0%

Wausau-Mosinee Paper Corp.                                     11,660     $    142,369
--------------------------------------------------------------------------------------
                                                                          $    142,369
--------------------------------------------------------------------------------------

PUBLISHING -- 1.0%

Lee Enterprises, Inc.                                           3,700     $    143,079
--------------------------------------------------------------------------------------
                                                                          $    143,079
--------------------------------------------------------------------------------------

RESTAURANTS -- 1.6%

Sonic Corp.(1)                                                  9,050     $    228,784
--------------------------------------------------------------------------------------
                                                                          $    228,784
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                                    SHARES           VALUE
--------------------------------------------------------------------------------------
RETAIL - APPAREL -- 1.0%

Kenneth Cole Productions, Inc.                                  5,400     $    140,994
--------------------------------------------------------------------------------------
                                                                          $    140,994
--------------------------------------------------------------------------------------

RETAIL - FOOD -- 2.1%

Casey's General Stores, Inc.                                   10,700     $    150,121
Ruddick Corp.                                                   9,400          146,076
--------------------------------------------------------------------------------------
                                                                          $    296,197
--------------------------------------------------------------------------------------

SERVICES - DIVERSIFIED COMMERCIAL -- 3.1%

ABM Industries, Inc.                                           20,860     $    295,169
G & K Services, Inc.                                            4,400          154,000
--------------------------------------------------------------------------------------
                                                                          $    449,169
--------------------------------------------------------------------------------------

SPECIALTY STORE -- 3.0%

Aaron Rents, Inc.                                              15,700     $    328,915
Claire's Stores, Inc.                                           3,300          110,418
--------------------------------------------------------------------------------------
                                                                          $    439,333
--------------------------------------------------------------------------------------

WASTE MANAGEMENT -- 2.5%

Landauer, Inc.                                                 10,300     $    364,929
--------------------------------------------------------------------------------------
                                                                          $    364,929
--------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $11,783,742)                                          $ 14,173,875
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.0%
   (IDENTIFIED COST $11,783,742)                                          $ 14,173,875
--------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.0%                                    $    288,267
--------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                      $ 14,462,142
--------------------------------------------------------------------------------------

(1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP PORTFOLIO as of September 30, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2003

ASSETS

Investments, at value (identified cost, $11,783,742)                           $   14,173,875
Cash                                                                                   53,327
Receivable for investments sold                                                     1,841,819
Interest and dividends receivable                                                      16,305
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                   $   16,085,326
---------------------------------------------------------------------------------------------

LIABILITIES

Demand note payable                                                            $    1,600,000
Accrued expenses                                                                       23,184
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                              $    1,623,184
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                      $   14,462,142
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                        $   12,072,009
Net unrealized appreciation (computed on the basis of identified cost)              2,390,133
---------------------------------------------------------------------------------------------
TOTAL                                                                          $   14,462,142
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

INVESTMENT INCOME

Dividends                                                                      $      162,349
Interest                                                                                2,359
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        $      164,708
---------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                         $      152,870
Trustees' fees and expenses                                                               182
Custodian fee                                                                          31,892
Legal and accounting services                                                          16,967
Miscellaneous                                                                           1,882
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                 $      203,793
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of investment adviser fee                                         $       42,933
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                       $       42,933
---------------------------------------------------------------------------------------------

NET EXPENSES                                                                   $      160,860
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                          $        3,848
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                             $     (891,851)
---------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                              $     (891,851)
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                         $    3,980,807
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                           $    3,980,807
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                               $    3,088,956
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                     $    3,092,804
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                        YEAR ENDED            PERIOD ENDED
IN NET ASSETS                                              SEPTEMBER 30, 2003    SEPTEMBER 30, 2002(1)
------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                   $            3,848    $              10,565
   Net realized loss                                                 (891,851)                (219,112)
   Net change in unrealized
      appreciation (depreciation)                                   3,980,807               (1,590,674)
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $        3,092,804    $          (1,799,221)
------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                           $        8,156,160    $          16,520,145
   Withdrawals                                                    (10,552,319)              (1,055,437)
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                               $       (2,396,159)   $          15,464,708
------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                 $          696,645    $          13,665,487
------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                       $       13,765,497    $             100,010
------------------------------------------------------------------------------------------------------
AT END OF YEAR                                             $       14,462,142    $          13,765,497
------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SUPPLEMENTARY DATA

                                                            YEAR ENDED SEPTEMBER 30,
                                                           -------------------------
                                                              2003          2002(1)
------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                  1.05%          0.92%(2)
   Net expenses after custodian fee reduction                    1.05%          0.90%(2)
   Net investment income                                         0.03%          0.23%(2)
Portfolio Turnover                                                 54%            17%
------------------------------------------------------------------------------------
TOTAL RETURN                                                    24.24%        (22.75)%
------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000's OMITTED)                    $   14,462     $   13,765
------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                      1.33%          1.65%(2)
   Expenses after custodian fee reduction                        1.33%          1.63%(2)
   Net investment loss                                          (0.25)%        (0.50)%(2)
------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP PORTFOLIO as of September 30, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Small-Cap Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations within the range of companies comprising the Russell 2000 (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2003, the Eaton Vance Small-Cap Fund and the Atlanta Capital Small-Cap Fund held approximate 10.3% and 74.0% interests in the Portfolio, respectively. In addition, one other investor owned a greater than 10% interest in the Portfolio (15.1% at September 30, 2003). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2003, the adviser fee amounted to $152,870. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $42,933. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $7,811,994 and $9,921,720, respectively, for the year ended September 30, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                   $ 12,084,763
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                    $  2,131,481
   Gross unrealized depreciation                                         (42,369)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                      $  2,089,112
   -----------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At
   September 30, 2003, the Portfolio had a balance pursuant to this line of credit of $1,600,000. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2003.

6  INTERESTHOLDER MEETING (UNAUDITED)

   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                      INTEREST IN THE PORTFOLIO
                                                     ---------------------------
   NOMINEE FOR TRUSTEE                               AFFIRMATIVE        WITHHOLD
   -----------------------------------------------------------------------------
   Jessica M. Bibliowicz                                100%                  0%

   Donald R. Dwight                                     100%                  0%

   James B. Hawkes                                      100%                  0%

   Samuel L. Hayes, III                                 100%                  0%

   William H. Park                                      100%                  0%

   Norton H. Reamer                                     100%                  0%

   Lynn A. Stout                                        100%                  0%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

SMALL-CAP PORTFOLIO as of September 30, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF SMALL-CAP PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small-Cap Portfolio (the Portfolio) as of September 30, 2003, the related statement of operations for the year then ended, and the statement of changes in net assets and the supplementary data for the year then ended and for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Small-Cap Portfolio at September 30, 2003, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2003

ATLANTA CAPITAL SMALL-CAP FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Small-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                             POSITION(S)      TERM OF                                NUMBER OF PORTFOLIOS
                              WITH THE       OFFICE AND                                IN FUND COMPLEX
        NAME AND              TRUST AND      LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN BY
      DATE OF BIRTH         THE PORTFOLIO     SERVICE      DURING PAST FIVE YEARS         TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz          Trustee       Trustee of   President and Chief                191                     None
11/28/59                                     the Trust    Executive Officer of
                                             since 1998;  National Financial
                                               of the     Partners (financial
                                             Portfolio    services company) (since
                                             since 2001   April 1999). President
                                                          and Chief Operating
                                                          Officer of John A. Levin
                                                          & Co. (registered
                                                          investment adviser) (July
                                                          1997 to April 1999) and a
                                                          Director of Baker,
                                                          Fentress & Company, which
                                                          owns John A. Levin & Co.
                                                          (July 1997 to April
                                                          1999). Ms. Bibliowicz is
                                                          an interested person
                                                          because of her
                                                          affiliation with a
                                                          brokerage firm.

James B. Hawkes            Trustee of the    Trustee of   Chairman, President and            193                Director of EVC
11/9/41                    Trust; Trustee    the Trust    Chief Executive Officer
                            and President    since 1989;  of BMR, EVC, EVM and EV;
                               of the        Trustee and  Director of EV; Vice
                              Portfolio      President    President and Director of
                                               of the     EVD. Trustee and/or
                                             Portfolio    officer of 193 registered
                                             since 2001   investment companies in
                                                          the Eaton Vance Fund
                                                          Complex. Mr. Hawkes is an
                                                          interested person because
                                                          of his positions with
                                                          BMR, EVM, EVC and EV,
                                                          which are affiliates of
                                                          the Trust and the
                                                          Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III           Trustee       Trustee of   Jacob H. Schiff Professor          193           Director of Tiffany & Co.
2/23/35                                      the Trust    of Investment Banking                            (specialty retailer) and
                                             since 1989;  Emeritus, Harvard                                       Telect, Inc.
                                               of the     University Graduate                                  (telecommunication
                                             Portfolio    School of Business                                   services company)
                                             since 2001   Administration.

William H. Park                Trustee       Since 2003   President and Chief                190                     None
9/19/47                                                   Executive Officer, Prizm
                                                          Capital Management, LLC
                                                          (investment management
                                                          firm) (since 2002).
                                                          Executive Vice President
                                                          and Chief Financial
                                                          Officer, United Asset
                                                          Management Corporation (a
                                                          holding company owning
                                                          institutional investment
                                                          management firms)
                                                          (1982-2001).

Ronald A. Pearlman             Trustee       Since 2003   Professor of Law,                  190                     None
7/10/40                                                   Georgetown University Law
                                                          Center (since 1999). Tax
                                                          Partner, Covington &
                                                          Burling, Washington, DC
                                                          (1991-2000).

                             POSITION(S)      TERM OF                                NUMBER OF PORTFOLIOS
                              WITH THE       OFFICE AND                                IN FUND COMPLEX
        NAME AND            TRUST AND THE    LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN BY
      DATE OF BIRTH           PORTFOLIO       SERVICE      DURING PAST FIVE YEARS         TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer               Trustee       Trustee of   President and Chief                193                     None
9/21/35                                      the Trust    Executive Officer of
                                             since 1989;  Asset Management Finance
                                               of the     Corp. (a specialty
                                              Portfolio   finance company serving
                                             since 2001   the investment management
                                                          industry) (since October
                                                          2003). President, Unicorn
                                                          Corporation (an
                                                          investment and financial
                                                          advisory services
                                                          company) (since September
                                                          2000). Formerly,
                                                          Chairman, Hellman, Jordan
                                                          Management Co., Inc. (an
                                                          investment management
                                                          company) (2000-2003).
                                                          Formerly, Advisory
                                                          Director of Berkshire
                                                          Capital Corporation
                                                          (investment banking firm)
                                                          (2002-2003). Formerly,
                                                          Chairman of the Board,
                                                          United Asset Management
                                                          Corporation (a holding
                                                          company owning
                                                          institutional investment
                                                          management firms) and
                                                          Chairman, President and
                                                          Director, UAM Funds
                                                          (mutual funds)
                                                          (1980-2000).

Lynn A. Stout                  Trustee       Trustee of   Professor of Law,                  193                     None
9/14/57                                      the Trust    University of California
                                             since 1998;  at Los Angeles School of
                                               of the     Law (since July 2001).
                                             Portfolio    Formerly, Professor of
                                             since 2001   Law, Georgetown
                                                          University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                POSITION(S)             TERM OF
                                 WITH THE             OFFICE AND
        NAME AND               TRUST AND THE           LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH              PORTFOLIO              SERVICE                           DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.          President of the      President of the    Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                         Trust; Vice        Trust since 2002;   Investment Officer of EVM and BMR and Director of EVC. Chief
                             President of the      Vice President of   Executive Officer of Belair Capital Fund LLC, Belcrest
                                 Portfolio       the Portfolio since   Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital
                                                        2001(2)        Fund LLC and Belrose Capital Fund LLC (private investment
                                                                       companies sponsored by EVM). Officer of 53 registered
                                                                       investment companies managed by EVM or BMR.

Gregory L. Coleman           Vice President of        Since 2001       Partner of Atlanta Capital. Officer of 10 registered
10/28/49                         the Trust                             investment companies managed by EVM or BMR.

William R. Hackney, III      Vice President of        Since 2001       Managing Partner and member of the Executive Committee of
4/12/48                        the Portfolio                           Atlanta Capital. Officer of 3 registered investment
                                                                       companies managed by EVM or BMR.

Paul J. Marshall             Vice President of        Since 2001       Vice President of Atlanta Capital. Portfolio manager for
5/2/65                         the Portfolio                           Bank of America Capital Management (1995-2000). Officer of 3
                                                                       registered investment companies managed by EVM or BMR.

Charles B. Reed              Vice President of        Since 2001       Vice President of Atlanta Capital. Portfolio manager with
10/9/65                        the Portfolio                           Florida State Board of Administration (1995-1998). Officer
                                                                       of 2 registered investment companies managed by EVM or BMR.

James A. Womack              Vice President of        Since 2001       Vice President of Atlanta Capital. Officer of 10 registered
11/20/68                         the Trust                             investment companies managed by EVM or BMR.

Alan R. Dynner                   Secretary         Secretary of the    Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                         Trust since 1997; of  EVM, EVD, EV and EVC. Officer of 193 registered investment
                                                 the Portfolio since   companies managed by EVM or BMR.
                                                         2001

Kristin S. Anagnost          Treasurer of the        Since 2002(2)     Assistant Vice President of EVM and BMR. Officer of 110
6/12/65                          Portfolio                             registered investment companies managed by EVM or BMR.

James L. O'Connor            Treasurer of the         Since 1989       Vice President of BMR, EVM and EVD. Officer of 115
4/1/45                             Trust                               registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALL-CAP PORTFOLIO


By:   /S/ James B. Hawkes
      James B. Hawkes
      ---------------
      President


Date: November 17, 2003
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Kristin S. Anagnost
      ----------------------------
      Kristin S. Anagnost
      Treasurer


Date: November 17, 2003
      -----------------


By:   /S/ James B. Hawkes
      ----------------------------
      James B. Hawkes
      President


Date: November 17, 2003
      -----------------